ACQUISITION - Purchase price allocated to assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Apr. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets acquired and liabilities assumed:
Goodwill		$ 1,499,578	$ 1,503,245	$ 1,430,837
Unsplash Inc.
Assets acquired and liabilities assumed:
Cash and cash equivalents	$ 6,213
Accounts receivable	1,061
Other current assets	736
Prepaid expenses	118
Property and equipment	1,729
Other long term assets	306
Identifiable intangible assets	23,900
Goodwill	75,782
Total assets acquired	109,845
Accounts payable and accrued expenses	(128)
Deferred income tax liability	(1,099)
Total liabilities assumed	(1,227)
Net assets acquired	$ 108,618
Weighted average life of intangible assets	6 years